Intangible assets - Main amortization rates (Details)	12 Months Ended
Dec. 31, 2020
Exploration rights
Intangible assets
Description of useful life, intangible assets other than goodwill	UOP
Transport rights of natural gas
Intangible assets
Amortisation rate, intangible assets other than goodwill	3.00%
Other concessions, licenses, trademarks and similar items | Minimum
Intangible assets
Amortisation rate, intangible assets other than goodwill	3.00%
Other concessions, licenses, trademarks and similar items | Maximum
Intangible assets
Amortisation rate, intangible assets other than goodwill	33.00%
Service concession arrangements | Minimum
Intangible assets
Amortisation rate, intangible assets other than goodwill	20.00%
Service concession arrangements | Maximum
Intangible assets
Amortisation rate, intangible assets other than goodwill	33.00%
Capitalized costs for customer acquisition | Minimum
Intangible assets
Amortisation rate, intangible assets other than goodwill	17.00%
Capitalized costs for customer acquisition | Maximum
Intangible assets
Amortisation rate, intangible assets other than goodwill	33.00%
Other intangible assets | Minimum
Intangible assets
Amortisation rate, intangible assets other than goodwill	4.00%
Other intangible assets | Maximum
Intangible assets
Amortisation rate, intangible assets other than goodwill	20.00%